Registration No. 33-6418

1940 Act File No. 811-4946

Filed Pursuant to Rule 497(e)

THOMPSON IM FUNDS, INC.

LARGECAP FUND

MIDCAP FUND

BOND FUND

Supplement Dated January 19, 2017 to Prospectus Dated March 31, 2016

Change in Expense Reimbursement for the LargeCap Fund and MidCap Fund

Thompson Investment Management, Inc., investment advisor to the Funds, has contractually agreed to increase the amount of expenses it will reimburse the LargeCap Fund and MidCap Fund. Effective December 1, 2016, the Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund and MidCap Fund through March 31, 2018, so that the annual operating expenses of the LargeCap Fund do not exceed 1.10% of its average daily net assets and the annual operating expenses of the MidCap Fund do not exceed 1.20% of its average daily net assets. The previous expense limitations were 1.13% for the LargeCap Fund and 1.25% for the MidCap Fund.

As a result of these changes:

The following table and related text on Pages 3 and 4 of the Prospectus relating to the LargeCap Fund are deleted and replaced in their entirety by the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.94%
Distribution (12b-1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.22%
Fee Waivers and/or Expense Reimbursements (1)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.10%

________________________

(1) The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2018, so that the annual operating expenses of the Fund do not exceed 1.10% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$112	$375	$659	$1,467

The following table and related text on Page 8 of the Prospectus relating to the MidCap Fund are deleted and replaced in their entirety by the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.49%
Fee Waivers and/or Expense Reimbursements (1)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%

________________________

(1) The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2018, so that the annual operating expenses of the Fund do not exceed 1.20% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$122	$443	$786	$1,755

Registration No. 33-6418

1940 Act File No. 811-4946

Filed Pursuant to Rule 497(e)

THOMPSON IM FUNDS, INC.

LARGECAP FUND

MIDCAP FUND

BOND FUND

Supplement Dated January 19, 2017 to

Statement of Additional Information Dated March 31, 2016

Change in Expense Reimbursement for the LargeCap Fund and MidCap Fund

Thompson Investment Management, Inc., investment advisor to the Funds, has contractually agreed to increase the amount of expenses it will reimburse the LargeCap Fund and MidCap Fund. Effective December 1, 2016, the Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund and MidCap Fund through March 31, 2018, so that the annual operating expenses of the LargeCap Fund do not exceed 1.10% of its average daily net assets and the annual operating expenses of the MidCap Fund do not exceed 1.20% of its average daily net assets. The previous expense limitations were 1.13% for the LargeCap Fund and 1.25% for the MidCap Fund.

As a result of these changes, the percentages set for the maximum annual operating expenses for the LargeCap Fund and MidCap Fund of 1.13% and 1.25%, respectively, referred to on page 36 of the Statement of Additional Information are hereby deleted, and for the LargeCap Fund replaced with 1.10% and for the MidCap Fund replaced with 1.20%.